Performance Management - iShares Enhanced Emerging Markets Active ETF	Aug. 26, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Because the Fund has not commenced operations as of the date of this Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.

Performance One Year or Less [Text]	Because the Fund has not commenced operations as of the date of this Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.